S000093347 [Member] Expense Example - iShares S&P 500 ex S&P 100 ETF - iShares S&P 500 ex S&P 100 ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255